Provisions and contingent liabilities - Summary of other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	R$ 146,173	R$ 97,678	R$ 43,541	R$ 29,308
Judicial deposits	35,411	22,108
Tax Provisions [Member]
Disclosure of other provisions [line items]
Other provisions	1,540	1,537
Civil Provisions [Member]
Disclosure of other provisions [line items]
Other provisions	58,738	37,921
Labor Provisions [Member]
Disclosure of other provisions [line items]
Other provisions	85,895	57,965
Other contingency provisions [Member]
Disclosure of other provisions [line items]
Other provisions	R$ 0	R$ 255